DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives Financial Instruments

	2015	2014
Assets
Currency swaps	6,805,084	2,871,904
Interest rate swaps	445,740	196,017
Non-deliverable forwards (NDFs)	102,329	153,560
Options	33,550

Total	7,386,703	3,221,481

Current	606,387	340,558
Non-current	6,780,316	2,880,923
Liabilities
Currency swaps	1,197,157	413,573
Interest rate swaps	594,433	241,138
Non-deliverable forwards (NDFs)	686,488	12,211
Options	32,265

Total	2,510,343	666,922

Current	1,988,948	523,951
Non-current	521,395	142,971